 As filed with the U.S. Securities and Exchange Commission on September 12, 2002
                                                       Registration No. 33-64366

--------------------------------------------------------------------------------

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                         ------------------------------

                                    FORM S-6

                          REGISTRATION STATEMENT UNDER

                         THE SECURITIES ACT OF 1933 [ ]
                      POST-EFFECTIVE AMENDMENT NO. 16 [X]
                 -----------------------------------------------

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S
                              (Exact name of trust)

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                               (Name of depositor)

                               JOHN HANCOCK PLACE
                 INSURANCE & SEPARATE ACCOUNTS DIV. - LAW SECTOR
                           BOSTON, MASSACHUSETTS 02117
          (Complete address of depositor's principal executive offices)
                              --------------------

                             RONALD J. BOCAGE, ESQ.
                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                 INSURANCE & SEPARATE ACCOUNTS DIV. - LAW SECTOR
                        JOHN HANCOCK PLACE, BOSTON, 02117
                (Name and complete address of agent for service)
                            -------------------------

                                    Copy to:
                               THOMAS C. LAUERMAN
                                 Foley & Lardner
                               3000 K Street, N.W.
                             Washington, D.C. 20007

                           --------------------------

It is proposed that this filing become effective (check appropriate box)

         [X] immediately upon filing pursuant to paragraph (b) of Rule 485

         [_] on May 1, 2002 pursuant to paragraph (b) of Rule 485

         [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

         [_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box

         [_] this post-effective amendment designates a new effective date for a previously filed amendment.

Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities under the Securities Act of 1933.

                                     PART II

                           UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

                        REPRESENTATION OF REASONABLENESS

     John Hancock Variable Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                      UNDERTAKING REGARDING IMDEMNIFICATION

     Pursuant to Section X of JHVLICO's Bylaws and Chapter 156B, Section 67 of the Massachusetts Business Corporation Law, JHVLICO indemnifies each director, former director, officer, and former officer, and his heirs and legal representatives from liability incurred or imposed in connection with any legal action in which he may be involved by reason of any alleged act or omission as an officer or a director of JHVLICO.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement comprises the following papers and documents:

         The facing sheet.

         The prospectus supplement containing 6 pages. This filing adds supplemental disclosure to the prospectus contained in Registrant's Post-Effective Amendment No. 15 that became effective May 1, 2002 according to Rule 485(b).

         The undertaking to file reports.

         The representation of reasonableness.

         The undertaking regarding indemnification.

         The signatures.

         The following exhibits:

         I.A. (1) JHVLICO Board Resolution establishing the separate account included in Post- Effective Amendment No. 2 to this Form S-6 Registration Statement filed January 11, 1996, is incorporated by reference.

              (2)   Not Applicable

              (3)(a) Form of Distribution and Servicing Agreement by and among Signator Investors, Inc. (previously known as John Hancock Distributors, Inc."), John Hancock Life Insurance (previously known as "John Hancock Mutual Life Insurance Company"), and John Hancock Variable Life Insurance Company, incorporated by reference from Pre-Effective Amendment No. 2 to Form S-6 Registration Statement of John Hancock Variable Life Account S (File No. 33-15075) filed April 18, 1997.

                 (b) Specimen Variable Contracts Selling Agreement between Signator Investors, Inc. and selling broker-dealers, incorporated by reference from Pre-effective Amendment No. 2 to Form S-6 Registration Statement of John Hancock Variable Life Account S (File No. 33-15075) filed
                      April 18, 1997.

                 (c) Schedule of sales commissions included in Exhibit I.A.(3)(a) above.

              (4)   Not Applicable

              (5) Form of flexible premium variable life insurance policy, incorporated by reference from the initial registration statement to this File, filed on May 18, 1994.

              (6)(a) JHVLICO Certificate of Incorporation is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of File No. 33-79108, filed January 11, 1996.

                 (b) JHVLICO By-laws is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of File No. 33-79108, filed January 11, 1996.

              (7)   Not applicable.

              (8)(a) Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and John Hancock Life Insurance Company (formerly known as "John Hancock Mutual Life Insurance Company"), filed in Post-Effective Amendment No. 1 to File No. 333-81127, filed May 4, 2000.

                 (b) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and John Hancock Life Insurance Company (formerly known as "John Hancock Mutual Life Insurance Company"), filed in Post-Effective Amendment No. 1 to File No. 333-81127, filed May 4, 2000.

                 (c) Participation Agreement Among MFS Variable Insurance Trust, John Hancock Life Insurance Company (formerly known as "John Hancock Mutual Life Insurance Company"),and Massachusetts Financial Services Company, filed in Post-Effective Amendment No. 1 to File No. 333-81127, filed May 4, 2000.

                 (d) Participation Agreement By And Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., John Hancock Life Insurance Company (formerly known as "John Hancock Mutual Life Insurance Company"), and Certain of its Affiliated Insurance Companies, each on behalf of itself and its Separate Accounts, and John Hancock Funds, Inc., filed in Post-Effective Amendment No. 1 to File No. 333-81127, filed May 4, 2000.

                 (e) Participation Agreement between Janus Aspen Series, Janus Capital Corp., and John Hancock Variable Life Insurance Company, incorporated by reference to File 333-425, filed on Form S-6 on November 1, 2001.

                 (f) Participation Agreement by and among The World Insurance Trust, First Dominion Capital Corporation, CSI Capital Management, Inc., and John Hancock Variable Life Insurance Company, incorporated by reference to Post-Effective Amendment No. 4 to File 333-52128, filed contemporaneously herewith.

              (9)   Not Applicable.

              (10) Form of application for Policy, incorporated by reference from the initial registration statement to this File, filed on May 18, 1994.

              (11) Not Applicable. The Registrant invests only in shares of open-end Funds.

         2.   Included as Exhibit 1.A(5) above.

         3. Opinion and consent of counsel as to securities being registered, incorporated by reference from Pre-Effective Amendment No. 1 to this File, File No. 33-64366, filed on October 10, 1994.

         4.   Not Applicable

         5.   Not Applicable

         6.   Not Applicable

         7.   Not Applicable

         8. Memorandum describing JHVLICO's issuance, transfer and redemption procedures for the flexible policy pursuant to Rule
              6e-3(T)(b)(12)(iii), incorporated by reference to the initial filing of this Form S-6 Registration Statement, filed
              May 18, 1994.

         9. Powers of Attorney for David F. D'Alessandro, Michele G. Van Leer, Ronald J. Bocage, Todd G. Engelsen, Bruce M. Jones,
              Barbara L. Luddy, Daniel L. Ouellette, Robert R. Reitano and
              Paul Strong, are incorporated by reference from Post-Effective Amendment No. 6 to File 33-64945, filed on April 16, 2002.

       10. Representations, Description and Undertaking pursuant to Rule 6e-3(T)(b)(13)(iii)(F) under the Investment Company Act of 1940 are incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement to File No. 33-79108 filed October 10, 1994.

       11. Exemptive Relief Relied Upon, incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement to File No. 33-79108, filed October 10, 1994.

       12. Opinion of Counsel as to eligibility of this Post-Effective Amendment for filing pursuant to Rule 485(b).

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the John Hancock Variable Life Insurance Company has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder, duly authorized, and its seal to be hereunto fixed, and attested, all in the City of Boston and Commonwealth of Massachusetts on the 12th day of September, 2002.

                          On behalf of the Registrant,
                          JOHN HANCOCK VARIABLE LIFE
                          INSURANCE COMPANY (Depositor)

                          By  /s/ MICHELE G. VAN LEER
                              -----------------------------
                              Michele G. Van Leer
                              Vice Chairman and President


Attest:   /s/ PETER SCAVONGELLI
          ----------------------------
          Peter Scavongelli
          Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with John Hancock Variable Life Insurance Company and on the dates indicated.

Signatures               Title                                   Date
----------               -----                                   ----

/s/ EARL BAUCOM          Controller (Principal Accounting     September 12, 2002
---------------          Officer)
 Earl W. Baucom


/s/ JULIE H. INDGE       Treasurer (Principal Financial       September 12, 2002
------------------       Officer)
Julie H. Indge


/s/ MICHELE G. VAN LEER
-----------------------
Michele G. Van Leer      Vice Chairman of the Board           September 12, 2002
for herself and as       and President (Acting Principal
Attorney-in-Fact         Executive Officer)


              For:   David F. D'Alessandro     Chairman of the Board
                     Ronald J. Bocage          Director
                     Todd G. Engelsen          Director
                     Bruce M. Jones            Director
                     Barbara L. Luddy          Director
                     Daniel L. Ouellette       Director
                     Robert S. Paster          Director
                     Robert R. Reitano         Director
                     Paul Strong               Director

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto fixed and attested, all in the city of Boston and Commonwealth of Massachusetts on the 12th day of September, 2002.

                           On behalf of the Registrant

                 By John Hancock Variable Life Insurance Company
                                   (Depositor)

                                      By  /s/ MICHELE G. VAN LEER
                                          ---------------------------------
                                          Michele G. Van Leer
                                          Vice Chairman and President

Attest   /s/ PETER SCAVONGELLI
         ----------------------------
         Peter Scavongelli
         Secretary

                       SUPPLEMENT DATED SEPTEMBER 12, 2002
                                       TO
                         PROSPECTUSES DATED MAY 1, 2002
                           __________________________

     This Supplement is intended to be distributed with certain prospectuses dated May 1, 2002 for variable life insurance policies issued by John Hancock Life Insurance Company ("John Hancock") or John Hancock Variable Life Insurance Company ("JHVLICO"). The prospectuses involved bear the title "Medallion Variable Universal Life Plus," "Medallion Variable Universal Life Edge," "Variable Estate Protection Plus," or "Variable Estate Protection Edge." We refer to these prospectuses as the "Product Prospectuses."

                           __________________________

AFFECTED POLICY OWNERS

     This Supplement applies only to owners of "Medallion Variable Universal Life Plus," "Medallion Variable Universal Life Edge," "Variable Estate Protection Plus" or "Variable Estate Protection Edge" variable life insurance policies that:

     .    have a date of issue that is earlier than December 10, 2002, and

     . were solicited by duly appointed insurance agents who are associated with certain authorized general agencies and who are also registered representatives of certain authorized broker dealers.

PURPOSE OF THIS SUPPLEMENT

     This Supplement amends the Product Prospectuses to describe an additional investment option that will become available to you if we receive deferred transfer requests from affected policyholders for a total of at least $1.5 million before December 31, 2002. This Supplement will cease and be of no further effect at the end of the deferred transfer period. We describe this additional investment option and what we mean by "deferred transfer requests" and "deferred transfer period" in the following sections of this Supplement.

ADDITIONAL INVESTMENT OPTION

   The additional variable investment option described in this Supplement is:

   VARIABLE INVESTMENT OPTION                       MANAGED BY:
   --------------------------                       ----------
   CSI Equity ....................................  CSI Capital Management, Inc.


CSI Prod Supp (9/02)

     If you select the CSI Equity variable investment option and if we receive a sufficient amount of deferred transfer requests from affected policyholders, we will invest your money in the CSI Equity Portfolio of The World Insurance Trust. In the prospectus, the term "funds" will then include the CSI Equity Portfolio and the term "Series Funds" will then include The World Insurance Trust.

     We may modify or delete this variable investment option in the future.

Fund expense

     The following table supplements the fund expense table, and the accompanying notes, that appear in the Basic Information section of the Product Prospectuses after the question "What charges will the Series Funds deduct from your investment in the policy?":

                                                                                      Total Fund        Total Fund
                                      Investment  Distribution and  Other Operating    Operating         Operating
                                      Management       Service       Expenses With   Expenses With    Expenses Absent
Fund Name                                 Fee       (12b-1) Fees     Reimbursement   Reimbursement     Reimbursement
---------                             ----------  ----------------  ---------------  -------------  ------------------
THE WORLD INSURANCE TRUST:
CSI Equity* ........................    1.00%           N/A              0.25%           1.25%            1.46%

     * As of the date of this Supplement, the CSI Equity Portfolio had not commenced operations. The "Investment Management Fee" is an estimate based on current rates payable by The World Insurance Trust and the "Total Fund Operating Expenses Absent Reimbursement" is an estimate for the CSI Equity Fund's first year of operations. CSI Capital Management, Inc.has agreed to waive or limit its fees or assume other fund expenses temporarily so that the "Total Operating Expenses with Reimbursement" will not exceed 1.25% of the fund's average daily net assets. This contractual arrangement will continue until one year after the date on which The World Insurance Trust first receives investments from insurance company separate accounts, unless changed with the consent of the trustees of The World Insurance Trust.


DEFERRED TRANSFER REQUESTS

Deferred transfer period

     You may request a transfer of some or all of your existing account value from one or more other investment options to the CSI Equity investment option. We will defer processing any such request during a "deferred transfer period." The initial deferred transfer period will end on the earlier of:

     . the end of the first business day on which the "total deferred transfer amount" of all deferred transfer requests from affected policy owners equals or exceeds $1.5 million, or

     .    the close of business on December 31, 2002.

     We may declare one or more additional "deferred transfer periods" at the end of the initial deferred transfer period if the total deferred transfer amount fails to reach $1.5 million by December 31, 2002.

     IF THE TOTAL DEFERRED TRANSFER AMOUNT FAILS TO REACH $1.5 MILLION BY DECEMBER 31, 2002, WE WILL DENY YOUR TRANSFER REQUEST AND NO PORTION OF YOUR EXISTING ACCOUNT VALUE WILL BE ALLOCATED TO THE CSI EQUITY INVESTMENT OPTION. WE CAN PROVIDE NO ASSURANCE THAT YOU WILL BE ABLE TO TRANSFER ANY PORTION OF YOUR EXISTING ACCOUNT VALUE TO THE CSI EQUITY INVESTMENT OPTION.

     The value of your existing account value will continue to be measured each business day after you make a deferred transfer request. During a deferred transfer period, your account value will remain in the investment option(s) from which the requested transfer is to be made, subject to any other policy transactions that you request and any charges assessed against your policy. The investment experience of such investment option may be positive or negative over a deferred transfer period.

ON THE DATE WE PROCESS YOUR REQUEST (OR DENY IT), YOUR EXISTING ACCOUNT VALUE MAY BE GREATER, LESS THAN OR EQUAL TO WHAT IT WAS ON THE DATE WE RECEIVED YOUR TRANSFER REQUEST.

Total deferred transfer amount

     The "total deferred transfer amount" is the total dollar amount that would be transferred into the CSI Equity investment option at the end of a business day based on:

..    all the transfer requests to the CSI Equity investment option that we have received from affected policy owners and that are still in effect at the end of that business day and

..    the value of such deferred transfer requests at the end of that business day.

     The total deferred transfer amount can vary from one business day to the next, even if there is no change in the number of deferred transfer requests, because of changes in the account value of the policies involved. For example, suppose you make a request on September 1 that we transfer all amounts in your "bond" investment option to the CSI Equity investment option, and the value of your account in the "bond" investment option is then worth $250,000. Suppose further that the only other transfer requests to the CSI Equity investment option in effect on September 1 are from other affected policy owners who wish to transfer amounts in their "growth" investment option that, in the aggregate, are worth $1 million on September 1. The "total deferred transfer amount" on September 1 is $1.25 million, and we would not process any transfers to the CSI Equity investment option on that date.

     Now, suppose that on October 1:

..    the deferred transfer requests from September 1 remain in effect (i.e., they have not been revoked),

..    John Hancock and JHVLICO receive no other deferred transfer requests to the
     CSI Equity investment option since September 1,

..    the "total deferred transfer amount" for each business day from September 2 through September 31 has been less than $1.5 million,

..    the value of your account in the "bond" investment option on October 1 is
     $200,000, and

..    the value to be transferred from the other affected policy owners' "growth"
     investment option on October 1 is worth $1.4 million.

     In this scenario, the "total deferred transfer amount" on October 1 is $1.6 million and we would process a transfer of $200,000 from your "bond" investment option to the CSI Equity investment option.

How to request a transfer of existing account value

     You must complete a special form to make a request to transfer existing account value to the CSI Equity investment option. This form is available from our Life Servicing Office shown on page 2 of the Product Prospectuses or from your John Hancock or JHVLICO representative.

     The form is designed to tell us how much you wish to transfer, either as a whole number percentage or as a specific dollar amount, and the investment option(s) from which you wish to make the transfer. If you request a percentage, the amount of the transfer request will vary each business day during the deferred transfer period until we process the request. If you request to transfer a specific dollar amount from an investment option, the amount of the transfer request will be the lesser of (i) the amount requested or (ii) the account value in that investment option on the date we process the transfer. This is because the account value in a particular investment option could be reduced for any number of reasons (such as negative investment experience, an intervening transfer to another investment option, an intervening loan or withdrawal, or an intervening policy charge assessed against that investment option).

     For reasons such as these, you should exercise care in completing the form, and complete a new form if your situation changes during a deferred transfer period. You must complete a new form if you wish to tell us to ignore ("revoke") a deferred transfer request before we have processed it during a deferred transfer period. (If we have not processed your deferred transfer request by the end of a deferred transfer period, your request will automatically end. You will need to complete a new deferred transfer request form for any additional deferred transfer period that we may declare.)

     If you authorize someone to make a deferred transfer request on your behalf, we will consider the request to be revoked if:

..    you tell us in writing to ignore the authorization; and

..    we receive your written notice before we have processed the transfer request.

     Your request to transfer existing account value to the CSI Equity investment option, and any request to revoke a previous request, must be made in writing and be signed and dated by you. You should mail or express the completed form to the John Hancock or JHVLICO Life Servicing Office at the appropriate address shown on page 2 of your Product Prospectus. You may also fax the request to us at (617) 572-7761. We don't consider that we've "received" any communication until such time as it has arrived at the proper place and in the proper and complete form.

     Each completed form must also include your name, your policy number and the name of the insured persons. We cannot process any request that doesn't include this required information. Any completed form that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently closes at 4:00 p.m. Eastern Standard Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

Restrictions on newly issued policies

     Your request to transfer account value to the CSI Equity investment option will not be processed until at least 20 days have elapsed following the date of issue of your policy. Of course, your request may be further deferred (or ultimately denied) if the deferred transfer period is still in effect at the end of that 20 day period.

Other restrictions on transfer requests

     You may not make a transfer request to the CSI Equity investment option during the deferred transfer period:

..    under the dollar cost averaging program described in the Product
     Prospectuses, or

..    by telephoning us. You may, however, complete a special authorization form and fax your written transfer request to us at (617) 572-7761.

     Deferred transfer requests to the CSI Equity investment option will not be counted toward any annual limit described in the Product Prospectuses for transfers out of any variable investment option, nor will we impose any transfer charge with respect to a transfer request to the CSI Equity option during the deferred transfer period. As stated in the Product Prospectus, however, the maximum amount you may transfer to or from any investment option in any policy year is $1,000,000 without our approval.

     Transfers out of the fixed investment option to the CSI Equity investment option are subject to the restrictions described in the Product Prospectuses. We have the right to defer transfers of amounts out of the fixed investment option for up to six months.

How we will process transfer requests to the CSI Equity investment option

     We will process any deferred transfer requests to the CSI Equity investment option at the end of the first business day on which the total deferred amount is $1.5 million, as long as this occurs before December 31, 2002. We will base the amount of the transfer on your contract's current account value on the date of the transfer and the most recently completed request form that we have received from you in proper order on or before the date of the transfer. We will process a deferred transfer request only after we process all other transactions for that day that affect your policy. These other transactions could include premium payments, withdrawals, loans and loan repayments, deductions for policy charges, or other transfer requests.

           ----------------------------------------------------------
            Because the value of your policy will change over time,
           the amount that is available to transfer to the CSI Equity investment option may be more than, less than, or equal to the amount that was available on the date we received your deferred transfer request.
           ----------------------------------------------------------

     Once we process your deferred transfer request to the CSI Equity investment option, we will send you a confirmation statement that will reflect the actual amount of your account value that we transferred and the date of the transfer. After that, we will process subsequent transfer requests to (and from) the CSI Equity investment option the same way we process other transfers among investment options.

     These other transactions could include premium payments, withdrawals, loans and loan repayments, deductions for policy charges, or other transfer requests.

No allocation of premium payments

     Under our current administrative rules, you may not allocate premium payments directly to the CSI Equity investment option.

ADDITIONAL DEFERRED TRANSFER PERIODS

     If the total deferred transfer amount fails to reach $1.5 million by December 31, 2002, we may, in our sole discretion, declare one or more additional deferred transfer periods. If we do, the total deferred transfer amount may change for any additional deferred transfer period, and we may modify, delete or impose other conditions on your ability to make a deferred transfer request during any additional deferred transfer period.

AMENDMENTS TO PRODUCT PROSPECTUSES

     The information in this Supplement generally amends the information contained in the Product Prospectuses. This Supplement revises our response to the questions "How can you change your policy's investment allocations?" and "How do you communicate with us?" in the Basic Information section and our response to the question entitled "How we process certain policy transactions." in the Additional Information section.

     __________________________

     THIS SUPPLEMENT IS ACCOMPANIED WITH A PROSPECTUS DATED SEPTEMBER 1, 2002 FOR THE CSI EQUITY PORTFOLIO THAT CONTAINS DETAILED INFORMATION ABOUT THE FUND. BE SURE TO READ THAT PROSPECTUS BEFORE SENDING A TRANSFER REQUEST FOR THIS ADDITIONAL INVESTMENT OPTION.